Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
United States	$ (17,696)	$ 5,513	$ (4,277)
Foreign	4	(247)	(142)
Income (loss) before provision for income taxes	$ (17,692)	$ 5,266	$ (4,419)